ACCOUNTING FOR WARRANT LIABILITY - Additional Information (Details) $ in Thousands	Jun. 30, 2021 USD ($)
ACCOUNTING FOR WARRANT LIABILITY
Fair value assets of transfer level 1 to level 2	$ 0
Fair value assets of transfer level 2 to level 1	0
Fair value assets of transfer level 1 to level 3	0
Fair value liabilities of transfer level 1 to level 2	0
Fair value liabilities of transfer level 2 to level 1	0
Fair value liabilities of transfer level 1 to level 3	$ 0